UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA	12 Months Ended
Dec. 31, 2010
UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA
UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

22.          UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall.

The following table presents our unaudited quarterly consolidated financial data (in thousands):

	Three months ended
	April 3, 2010	July 3, 2010	October 2, 2010	December 31, 2010
Net sales	$240,076	$242,527	$233,559	$249,811
Gross profit	152,722	157,962	149,412	160,607
Operating income	17,571	15,969	21,445	32,895
Net income (loss)	(33,336)	564	(7,531)	(11,372)
Net income (loss) attributable to DJOFL	(33,658)	243	(7,715)	(11,402)

	Three months ended
	March 28, 2009	June 27, 2009	September 26, 2009	December 31, 2009
Net sales	$217,653	$235,112	$236,186	$257,175
Gross profit	138,653	152,956	150,147	165,651
Operating income	13,119	19,018	23,558	23,162
Net loss	(14,169)	(12,950)	(11,280)	(11,311)
Net loss attributable to DJOFL	(14,308)	(13,085)	(11,374)	(11,666)